Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 14,244	$ 12,922	$ 28,169	$ 24,470
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,915	5,257	9,828	10,406
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,946	1,376	4,214	2,699
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	6,417	5,410	12,135	9,613
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 966	$ 879	$ 1,992	$ 1,752